Financial assets - Disclosure of reconciliation of changes in gross carrying amount for financial instruments (Details) - Financial assets at amortised cost - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of changes in loss allowance of financial instruments
Write-offs	€ 5,682	€ 4,353
Exchange differences and other	937	(57)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	23,164	23,849
Impairment allowance at end of year	23,674	23,823
Accumulated impairment | Other assets
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	9,967	9,722
Accumulated impairment | Impaired assets
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	13,707	14,101
Accumulated impairment | Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	22,952	23,571
Transfers between stages	2,544	2,546
Variation due to credit risk	2,721	1,838
Write-offs	(5,682)	(4,353)
Exchange differences and other	905	(73)
Impairment allowance at end of year	23,440	23,529
Accumulated impairment | Customers | Other assets | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	4,182	4,252
Transfers between stages	(455)	(474)
Variation due to credit risk	473	473
Write-offs	0	0
Exchange differences and other	249	(104)
Impairment allowance at end of year	4,449	4,147
Accumulated impairment | Customers | Other assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	5,224	5,672
Transfers between stages	381	747
Variation due to credit risk	(447)	(904)
Write-offs	0	0
Exchange differences and other	324	33
Impairment allowance at end of year	5,482	5,548
Accumulated impairment | Customers | Impaired assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	13,546	13,647
Transfers between stages	2,618	2,273
Variation due to credit risk	2,695	2,269
Write-offs	(5,682)	(4,353)
Exchange differences and other	332	(2)
Impairment allowance at end of year	€ 13,509	€ 13,834